Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The table below presents a summary of financial assets and financial liabilities carried at fair value on a recurring basis, including financial instruments for which the fair value option was elected, but excluding financial assets under the NAV practical expedient, categorized into the following three tier hierarchy:
Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in non-active markets, or valuation techniques utilizing inputs that are derived principally from or corroborated by observable data directly or indirectly for substantially the full term of the financial instrument.
Level 3—At least one assumption or input is unobservable and it is significant to the fair value measurement, requiring significant management judgment or estimate.

	Fair Value Measurements
(In thousands)	Level 1	Level 2	Level 3	Total
March 31, 2019
Assets
Equity method investments	$—	$—	$178,131	$178,131
Marketable equity securities	131,226	—	—	131,226
Debt securities available for sale—N-Star CDO bonds	—	—	64,410	64,410
CMBS of consolidated fund	—	21,139	—	21,139
Other assets—derivative assets	—	29,742	—	29,742
Liabilities
Other liabilities—derivative liabilities	—	304,714	—	304,714
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	9,312	9,312
December 31, 2018
Assets
Equity method investments	$—	$—	$81,085	$81,085
Marketable equity securities	36,438	—	—	36,438
Debt securities available for sale—N-Star CDO bonds	—	—	64,127	64,127
CMBS of consolidated fund	—	32,706	—	32,706
Other assets—derivative assets	—	33,558	—	33,558
Liabilities
Other liabilities—derivative liabilities	—	132,808	—	132,808
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	8,903	8,903

The table below presents a summary of financial assets and financial liabilities carried at fair value on a recurring basis, including financial instruments for which the fair value option was elected but excluding financial assets under the NAV practical expedient.

	Fair Value Measurements
(In thousands)	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets
Equity method investments	$—	$—	$81,085	$81,085
Equity securities of consolidated funds	26,754	—	—	26,754
Debt securities available for sale—N-Star CDO bonds	—	—	64,127	64,127
CMBS of consolidated fund	—	32,706	—	32,706
Other assets—derivative assets	—	33,558	—	33,558
Liabilities
Other liabilities—derivative liabilities	—	132,808	—	132,808
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	8,903	8,903

	Fair Value Measurements
(In thousands)	Level 1	Level 2	Level 3	Total
December 31, 2017
Assets
Loans receivable—securitized loans	$—	$—	$45,423	$45,423
Equity method investments	—	—	363,901	363,901
Equity securities of consolidated fund	35,600	—	—	35,600
Debt securities available for sale
CRE securities of consolidated N-Star CDOs:
CMBS	—	—	147,945	147,945
Other securities	—	—	66,983	66,983
N-Star CDO bonds	—	—	90,933	90,933
CMBS and other securities	—	—	17,382	17,382
CMBS of consolidated fund	—	25,099	—	25,099
Other assets—derivative assets	—	10,152	—	10,152
Liabilities
Debt—securitization bonds payable	—	—	44,542	44,542
Other liabilities—derivative liabilities	—	204,848	—	204,848
Other liabilities—contingent consideration for THL Hotel Portfolio	—	—	7,419	7,419
Due to affiliates—contingent consideration for Internalization	—	—	20,650	20,650

Schedule of Fair Value Assumptions Related to Contingent Consideration
Quantitative information about recurring Level 3 fair value measurements, for which information about unobservable inputs is reasonably available to the Company, are as follows.

		Valuation Technique	Key Unobservable Inputs	Input Value	Effect on Fair Value from Increase in Input Value (1)
Financial Instrument	Fair Value (In thousands)			Weighted Average (Range)
March 31, 2019
Level 3 Assets
Equity method investments—third party private equity funds	$5,354	Transaction price and NAV(2)	N/A	N/A	N/A
Equity method investments—other	18,569	Discounted cash flows	Discount rate	18.5% (14.8% - 19.5%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.5x	(3)
Equity method investments—other	129,208	Transaction price(4)	N/A	N/A	N/A
N-Star CDO bonds	64,410	Discounted cash flows	Discount rate	22.2% (13.7% - 66.2%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	9,312	Discounted cash flows	Discount rate	20.0%	Decrease

December 31, 2018
Level 3 Assets
Equity method investments—third party private equity funds	$5,908	Transaction price and NAV(2)	N/A	N/A	N/A
Equity method investments—other	21,831	Discounted cash flows	Discount rate	17.5% (9.1% - 18.4%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.8x	(3)
Equity method investments—other	28,346	Transaction price(4)	N/A	N/A	N/A
N-Star CDO bonds	64,127	Discounted cash flows	Discount rate	21.6% (13.6% - 56.5%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	8,903	Discounted cash flows	Discount rate	20.0%	Decrease
__________

(1)
Represents the directional change in fair value that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the reverse effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measures.

(2)	Fair value was estimated based on a combination of inputs, namely indicative prices of investments sold by the Company as well as underlying NAV of the respective funds on a quarter lag.

(3)	Fair value is affected by change in revenue multiple relative to change in rate of revenue growth.
(4)
Valued based upon transaction price of investments recently acquired or offer prices on investments or underlying assets of investee pending sales. Transaction price approximates fair value for an investee engaged in multi-family development during the development stage and pending certificate of occupancy.
Fair value of PSUs, including dividend equivalent rights, was determined using a Monte Carlo simulation under a risk-neutral premise, with the following assumptions:

	2019 PSU Grant	2018 PSU Grant (4)
Expected volatility of the Company's class A common stock (1)	26.2%	29.0%
Expected annual dividend yield (2)	8.5%	7.3%
Risk-free rate (per annum) (3)	2.4%	2.1%
__________

(1)	Based upon historical volatility of the Company's stock, and where applicable, a combination of historical volatility and implied volatility on actively traded stock options of a specified peer group.

(2)	Based upon a combination of historical dividend yields and the current annualized dividends.

(3)	Based upon the continuously compounded zero-coupon US Treasury yield for the term coinciding with the remaining measurement period of the award as of valuation date.
(4)
Reflects assumptions applied in valuing the award upon modification in February 2019.

The Company relies on the third party pricing exception with respect to the requirement to provide quantitative disclosures about significant Level 3 inputs being used to determine fair value measurements for CRE debt securities, except for N-Star CDO bonds, and prior to May 2018, loans receivable and bonds payable issued by a consolidated securitization trust held by a previously consolidated N-Star CDO. The Company believes that the pricing service or broker quotations for these instruments may be based on market transactions of comparable securities, inputs including forecasted market rates, contractual terms, observable discount rates for similar securities and credit, such as credit support and delinquency rates.
Quantitative information about recurring Level 3 fair value measurements, for which information about unobservable inputs is reasonably available to the Company, are as follows.

		Valuation Technique	Key Unobservable Inputs	Input Value	Effect on Fair Value from Increase in Input Value (1)
Financial Instrument	Fair Value (In thousands)			Weighted Average (Range)
December 31, 2018
Level 3 Assets
Equity method investments—third party private equity funds	$5,908	Transaction price and NAV(2)	Not applicable	Not applicable	Not applicable
Equity method investments—other	21,831	Discounted cash flows	Discount rate	17.5% (9.1% - 18.4%)	Decrease
Equity method investments—other	25,000	Multiple	Revenue multiple	5.8x	Increase
Equity method investments—other	28,346	Transaction price(3)	Not applicable	Not applicable	Not applicable
N-Star CDO bonds	64,127	Discounted cash flows	Discount rate	21.6% (13.6% - 56.5%)	Decrease
Level 3 Liabilities
Other liabilities—contingent consideration for THL Hotel Portfolio	8,903	Discounted cash flows	Discount rate	20.0%	Decrease

December 31, 2017
Level 3 Assets
Equity method investments—third party private equity funds	$204,774	Discounted cash flows	Discount rate	14.6% (11.0% - 20.0%)	Decrease
Equity method investments—other	26,408	Discounted cash flows	Discount rate	14.2% (8.8% - 14.8%)	Decrease
Equity method investments—other	132,719	Transaction price(3)	Not applicable	Not applicable	Not applicable
N-Star CDO bonds	90,933	Discounted cash flows	Discount rate	24.0% (10.8% - 87.4%)	Decrease
Level 3 Liabilities
Due to affiliates—contingent consideration for Internalization	20,650	Monte Carlo simulation	Benchmark FFO volatility	11.8%	Increase
			Equity volatility	18.7%	Increase
			Correlation (4)	80.0%	Increase
Other liabilities—contingent consideration for THL Hotel Portfolio	7,419	Discounted cash flows	Discount rate	20.0%	Decrease
__________

(1)
Represents the directional change in fair value that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the reverse effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measures.

(2)	Fair value was estimated based on a combination of inputs, namely indicative prices of investments sold by the Company as well as underlying NAV of the respective funds on a quarter lag.

(3)	Valued based upon transaction price of investments recently acquired or offer prices on investments pending sales.
(4)
Represents assumed correlation between Benchmark FFO and the Company's class A common stock price.
Fair value of PSUs, including dividend equivalent rights, was determined using a Monte Carlo simulation under a risk-neutral premise, with the following assumptions:

2018 PSU Grant
Expected volatility of the Company's class A common stock (1)	38%
Expected annual dividend yield (2)	7.6%
Risk-free rate (per annum) (3)	2.44%
__________

(1)	Based on a combination of implied volatilities on actively traded stock options and historical volatilities, on the stock of the Company and the specified peer group.

(2)	Based on an average of the Company's current and historical dividend yields.
(3)
Based on the prevailing 3-year zero coupon US Treasury yield on grant date.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in recurring Level 3 fair value measurements, including realized and unrealized gains (losses) included in earnings and accumulated other comprehensive income.

	Level 3 Assets			Level 3 Liabilities
(In thousands)	Securitized Loans Receivable	Equity Method Investments	Securities	Debt—Securitized Bonds Payable	Due to Affiliates—Contingent Consideration for Internalization	Other Liabilities—Contingent Consideration for THL Hotel Portfolio
Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Purchases, contributions or accretion	—	60,044	2,969	389	—	—
Paydowns or distributions	(389)	(158,943)	(83,588)	—	—	—
Contribution to Colony Credit	—	(26,134)	—	—	—	—
Realized gains in earnings	—	2,842	4,030	—	—	—
Unrealized gains (losses):
In earnings	(704)	6,273	—	50	10,480	(341)
In other comprehensive loss	—	—	(20,715)	—	—	—
Fair value at March 31, 2018	$44,330	$247,983	$225,939	$(44,103)	$(10,170)	$(7,760)
Unrealized gains (losses) on ending balance:
In earnings	$(704)	$6,021	$—	$50	$10,480	$(341)
In other comprehensive income (loss)	$—	$—	$(5,457)	$—	$—	$—

Fair value at December 31, 2018	$—	$81,085	$64,127	$—	$—	$(8,903)
Purchases, contributions or accretion	—	101,195	1,769	—	—	—
Paydowns, distributions or sales	—	(6,341)	(2,882)	—	—	—
Realized gains in earnings	—	755	(667)	—	—	—
Unrealized gains (losses):
In earnings	—	1,437	—	—	—	(409)
In other comprehensive income (loss)	—	—	2,063	—	—	—
Fair value at March 31, 2019	$—	$178,131	$64,410	$—	$—	$(9,312)
Unrealized gains (losses) on ending balance:
In earnings	$—	$1,437	$—	$—	$—	$(409)
In other comprehensive income (loss)	$—	$—	$(1,322)	$—	$—	$—

The following table presents changes in recurring Level 3 fair value measurements, including realized and unrealized gains (losses) included in earnings and accumulated other comprehensive income.

	Level 3 Assets			Level 3 Liabilities
(In thousands)	Loans Receivable	Equity Method Investments	Securities	Debt	Due to Affiliates—Contingent Consideration for Internalization	Other Liabilities—Contingent Consideration for THL Hotel Portfolio
Fair value at December 31, 2015	$—	$—	$—	$—	$(52,990)	$—
Unrealized gain in earnings	—	—	—	—	11,740	—
Fair value at December 31, 2016	$—	$—	$—	$—	$(41,250)	$—
Unrealized gain related to balance recorded in earnings	$—	$—	$—	$—	$11,740	$—

Fair value at December 31, 2016	$—	$—	$—	$—	$(41,250)	$—
Acquired through the Merger	—	362,269	427,560	—	—	—
Consideration for business combination	—	—	—	—	—	(6,771)
Consolidation of securitization trust	58,296	—	—	(56,928)	—	—
Purchases, contributions or accretion	—	162,323	40,035	10,564	—	—
Paydowns or distributions	(10,564)	(166,795)	(120,728)	—	—	—
Realized losses in earnings	—	—	(38,885)	—	—	—
Unrealized gains:
In earnings	(2,309)	6,104	—	1,822	20,600	(648)
In other comprehensive income	—	—	15,261	—	—	—
Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Unrealized gains (losses) on ending balance:
In earnings	$(2,309)	$6,104	$—	$1,822	$20,600	$(648)
In other comprehensive income (loss)	$—	$—	$15,261	$—	$—	$—

Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Purchases, contributions or accretion	—	61,113	21,049	—	—	—
Paydowns, distributions or sales	(638)	(188,409)	(138,261)	638	—	—
Deconsolidation	(44,070)	—	(124,344)	43,847	—	—
Transfer out of liabilities into equity	—	—	—	—	12,539	—
Transfers out of Level 3	—	(132,527)	—	—	6,381	—
Contribution to Colony Credit (Note 4)	—	(26,134)	—	—	—	—
Realized gains in earnings	—	3,208	3,877	—	—	—
Unrealized gains (losses):
In earnings	(715)	(67)	—	57	1,730	(1,484)
In other comprehensive income (loss)	—	—	(21,437)	—	—	—
Fair value at December 31, 2018	$—	$81,085	$64,127	$—	$—	$(8,903)
Unrealized gains (losses) on ending balance:
In earnings	$(715)	$(67)	$—	$57	$1,730	$(1,484)
In other comprehensive income (loss)	$—	$—	$(3,386)	$—	$—	$—

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in recurring Level 3 fair value measurements, including realized and unrealized gains (losses) included in earnings and accumulated other comprehensive income.

	Level 3 Assets			Level 3 Liabilities
(In thousands)	Securitized Loans Receivable	Equity Method Investments	Securities	Debt—Securitized Bonds Payable	Due to Affiliates—Contingent Consideration for Internalization	Other Liabilities—Contingent Consideration for THL Hotel Portfolio
Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Purchases, contributions or accretion	—	60,044	2,969	389	—	—
Paydowns or distributions	(389)	(158,943)	(83,588)	—	—	—
Contribution to Colony Credit	—	(26,134)	—	—	—	—
Realized gains in earnings	—	2,842	4,030	—	—	—
Unrealized gains (losses):
In earnings	(704)	6,273	—	50	10,480	(341)
In other comprehensive loss	—	—	(20,715)	—	—	—
Fair value at March 31, 2018	$44,330	$247,983	$225,939	$(44,103)	$(10,170)	$(7,760)
Unrealized gains (losses) on ending balance:
In earnings	$(704)	$6,021	$—	$50	$10,480	$(341)
In other comprehensive income (loss)	$—	$—	$(5,457)	$—	$—	$—

Fair value at December 31, 2018	$—	$81,085	$64,127	$—	$—	$(8,903)
Purchases, contributions or accretion	—	101,195	1,769	—	—	—
Paydowns, distributions or sales	—	(6,341)	(2,882)	—	—	—
Realized gains in earnings	—	755	(667)	—	—	—
Unrealized gains (losses):
In earnings	—	1,437	—	—	—	(409)
In other comprehensive income (loss)	—	—	2,063	—	—	—
Fair value at March 31, 2019	$—	$178,131	$64,410	$—	$—	$(9,312)
Unrealized gains (losses) on ending balance:
In earnings	$—	$1,437	$—	$—	$—	$(409)
In other comprehensive income (loss)	$—	$—	$(1,322)	$—	$—	$—

The following table presents changes in recurring Level 3 fair value measurements, including realized and unrealized gains (losses) included in earnings and accumulated other comprehensive income.

	Level 3 Assets			Level 3 Liabilities
(In thousands)	Loans Receivable	Equity Method Investments	Securities	Debt	Due to Affiliates—Contingent Consideration for Internalization	Other Liabilities—Contingent Consideration for THL Hotel Portfolio
Fair value at December 31, 2015	$—	$—	$—	$—	$(52,990)	$—
Unrealized gain in earnings	—	—	—	—	11,740	—
Fair value at December 31, 2016	$—	$—	$—	$—	$(41,250)	$—
Unrealized gain related to balance recorded in earnings	$—	$—	$—	$—	$11,740	$—

Fair value at December 31, 2016	$—	$—	$—	$—	$(41,250)	$—
Acquired through the Merger	—	362,269	427,560	—	—	—
Consideration for business combination	—	—	—	—	—	(6,771)
Consolidation of securitization trust	58,296	—	—	(56,928)	—	—
Purchases, contributions or accretion	—	162,323	40,035	10,564	—	—
Paydowns or distributions	(10,564)	(166,795)	(120,728)	—	—	—
Realized losses in earnings	—	—	(38,885)	—	—	—
Unrealized gains:
In earnings	(2,309)	6,104	—	1,822	20,600	(648)
In other comprehensive income	—	—	15,261	—	—	—
Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Unrealized gains (losses) on ending balance:
In earnings	$(2,309)	$6,104	$—	$1,822	$20,600	$(648)
In other comprehensive income (loss)	$—	$—	$15,261	$—	$—	$—

Fair value at December 31, 2017	$45,423	$363,901	$323,243	$(44,542)	$(20,650)	$(7,419)
Purchases, contributions or accretion	—	61,113	21,049	—	—	—
Paydowns, distributions or sales	(638)	(188,409)	(138,261)	638	—	—
Deconsolidation	(44,070)	—	(124,344)	43,847	—	—
Transfer out of liabilities into equity	—	—	—	—	12,539	—
Transfers out of Level 3	—	(132,527)	—	—	6,381	—
Contribution to Colony Credit (Note 4)	—	(26,134)	—	—	—	—
Realized gains in earnings	—	3,208	3,877	—	—	—
Unrealized gains (losses):
In earnings	(715)	(67)	—	57	1,730	(1,484)
In other comprehensive income (loss)	—	—	(21,437)	—	—	—
Fair value at December 31, 2018	$—	$81,085	$64,127	$—	$—	$(8,903)
Unrealized gains (losses) on ending balance:
In earnings	$(715)	$(67)	$—	$57	$1,730	$(1,484)
In other comprehensive income (loss)	$—	$—	$(3,386)	$—	$—	$—

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
Investments in a Company-sponsored non-traded REIT and limited partnership interest in a third party private fund are valued using NAV of the respective vehicles.

	March 31, 2019		December 31, 2018
(In thousands)	Fair Value	Unfunded Commitments	Fair Value	Unfunded Commitments
Private fund—real estate	$16,711	$10,153	$12,617	$13,658
Retail Company—real estate	14,312	—	11,990	—

	December 31, 2018
(In thousands)	Fair Value	Unfunded Commitments
Private fund—real estate	$12,617	$13,658
Retail Companies—real estate	21,674	—

Fair Value Measurements, Nonrecurring
The following table summarizes assets carried at fair value on a nonrecurring basis, measured at the time of impairment.

	March 31, 2019			December 31, 2018
(In thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Real estate held for sale	$—	$223,052	$223,052	$68,864	$200,281	$269,145
Real estate held for investment	—	85,186	85,186	—	416,272	416,272
Intangible assets—investment management contracts	—	—	—	—	36,400	36,400
Equity method investments	—	7,014	7,014	—	32,761	32,761
The following table summarizes the fair value write-downs to assets carried at nonrecurring fair values during the periods presented.

	Three Months Ended March 31,
(In thousands)	2019	2018
Impairment loss
Real estate held for sale	$25,183	$8,763
Real estate held for investment	439	4,206
Intangible assets—investment management contracts	—	140,429
Equity method earnings	2,622	—

The following table summarizes assets carried at fair value on a nonrecurring basis, measured at the time of impairment.

	December 31, 2018			December 31, 2017
(In thousands)	Level 2	Level 3	Total	Level 2	Level 3	Total
Real estate held for sale	$68,864	$200,281	$269,145	$13,252	$36,246	$49,498
Real estate held for investment	—	416,272	416,272	—	224,935	224,935
Intangible assets—investment management contracts	—	36,400	36,400	—	51,100	51,100
Equity method investments	—	32,761	32,761	—	11,871	11,871
The following table summarizes the fair value write-downs to assets carried at nonrecurring fair values during the periods presented.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Impairment loss
Real estate held for sale	$77,211	$25,619	$11,334
Real estate held for investment	280,418	19,668	57
Intangible assets—lease intangibles	12,744	—	—
Intangible assets—investment management contracts	147,429	59,073	320
Intangible assets—customer relationships	10,109	—	—
Intangible assets—trade name	59,464	—	—
Equity method earnings	61,182	6,774	—

Fair and Carrying Values of Assets and Liabilities by the Level in the Fair Value Hierarchy by Balance Sheet Grouping
Carrying amounts and estimated fair values of financial instruments reported at amortized cost are presented below. The carrying values of cash, interest receivable, accounts receivable, due from and to affiliates, interest payable and accounts payable approximate fair value due to their short term nature and credit risk, if any, are negligible.

	Fair Value Measurements				Carrying Value
(In thousands)	Level 1	Level 2	Level 3	Total
March 31, 2019
Assets
Loans at amortized cost	$—	$—	$1,607,914	$1,607,914	$1,596,673
Liabilities
Debt at amortized cost
Convertible and exchangeable senior notes	573,423	13,095	—	586,518	612,618
Secured debt	—	—	8,031,251	8,031,251	7,991,221
Secured and unsecured debt related to assets held for sale	—	—	1,925,591	1,925,591	1,909,386
Junior subordinated debt	—	—	203,039	203,039	199,563
December 31, 2018
Assets
Loans at amortized cost	$—	$—	$1,667,892	$1,667,892	$1,659,217
Liabilities
Debt at amortized cost
Convertible and exchangeable senior notes	547,300	13,095	—	560,395	612,150
Secured and unsecured debt	—	—	8,141,497	8,141,497	8,164,136
Secured debt related to assets held for sale	—	—	1,077,195	1,077,195	1,064,585
Junior subordinated debt	—	—	169,619	169,619	199,086

Carrying amounts and estimated fair values of financial instruments reported at amortized cost are presented below. The carrying values of cash, interest receivable, accounts receivable, due from and to affiliates, interest payable and accounts payable approximate fair value due to their short term nature and credit risk, if any, are negligible.

	Fair Value Measurements				Carrying Value
(In thousands)	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets
Loans at amortized cost	$—	$—	$1,667,892	$1,667,892	$1,659,217
Liabilities
Debt at amortized cost
Convertible and exchangeable senior notes	547,300	13,095	—	560,395	612,150
Secured debt	—	—	8,141,497	8,141,497	8,164,136
Secured debt related to assets held for sale	—	—	1,077,195	1,077,195	1,064,585
Junior subordinated debt	—	—	169,619	169,619	199,086
December 31, 2017
Assets
Loans at amortized cost	$—	$—	$3,232,301	$3,232,301	$3,178,339
Liabilities
Debt at amortized cost
Corporate credit facility	—	50,000	—	50,000	50,000
Convertible and exchangeable senior notes	608,491	13,979	—	622,470	610,331
Secured and unsecured debt	—	—	8,689,386	8,689,386	8,620,717
Secured debt related to assets held for sale	—	—	1,212,068	1,212,068	1,198,363
Securitization bonds payable	—	132,815	169,908	302,723	303,709
Junior subordinated debt	—	—	216,316	216,316	197,053